N-2	Jun. 25, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001124959
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-219011
Investment Company Act File Number	811-10223
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	17
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	58
Entity Registrant Name	VOYA CREDIT INCOME FUND
Entity Address, Address Line One	7337 E. Doubletree Ranch Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85258
City Area Code	800
Local Phone Number	992-0180
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	Jun. 28, 2026
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Class	Class A	Class C	Class I	Class W
Shareholder Transaction Expenses
Maximum sales charge on your investment (as a percentage of offering price) 2	2.50% 3	None	None	None
Dividend Reinvestment and Cash Purchase Plan Fees	None	None	None	None
Early Withdrawal Charge	None 3	1.00% 4	None	None
Exchange Fee	None	None	None	None
1
Expense information has been restated to reflect current contractual rates.
2
The Distributor will pay a dealer reallowance for Class A Common Shares from the sales charge. The Distributor will pay a sales commission for Class C Common Shares to authorized dealers from its own assets.
3
Reduced for purchases of $100,000 and over for Class A Common Shares, please see
“
Sales Charges.
”
4
There is no front-end sales charge if you purchase Class A Common Shares in the amount of $500,000 or more. Class A Common Shares purchased in an amount of $500,000 or more are subject to a 1.00% EWC if repurchased by the Fund within 12 months of purchase. Class C Common Shares repurchased by the Fund within the first year after purchase will incur a 1.00% EWC. See
“
Sales Charges - Early Withdrawal Charge.
”
No EWC will be charged on
repurchases
that are due to the closing of shareholder accounts
having a value of less than $1,000.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of average net assets attributable to Common Shares)
Management Fees 5	0.80%	0.80%	0.80%	0.80%
Service Fee	0.25%	0.25%	None	None
Distribution Fee 6	None	0.50%	None	None
Other Operating Expenses 7	0.47%	0.47%	0.50%	0.47%
Total Annual Expenses	1.52%	2.02%	1.30%	1.27%
Fee Waivers/Reimbursements/Recoupment 8	(0.27)%	(0.27)%	(0.30)%	(0.27)%
Net Annual Expenses	1.25%	1.75%	1.00%	1.00%
1
Expense information has been restated to reflect current contractual rates.
5
Pursuant to the investment management agreement with the Fund, the Investment Adviser is paid a fee of 0.80% of the Fund's Managed Assets. For the description of
“
Managed
Assets,
”
please see
“
Description of the Fund – Investment Adviser/Sub-Adviser
”
earlier in this Prospectus.
6
Because the distribution fees payable by Class C Common Shares may be considered an asset-based sales charge, long-term shareholders in that class of the Fund may pay more than the economic equivalent of the maximum front-end sales charges permitted by the Financial Industry Regulatory Authority.
7
Other Operating Expenses are estimated amounts for the current fiscal year.
8
The Investment Adviser is contractually obligated to limit expenses of the Fund through July 1, 2027 (the
“
Expense Limitation Agreement
”
) to the following:
Class A Common
Shares – 1.25%; Class C Common Shares – 1.75%; Class I Common Shares - 1.00%; and Class W Common Shares - 1.00%
of average daily net assets. The limitation does
not extend to interest, taxes, other investment-related costs, leverage expenses, extraordinary expenses such as litigation or other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the Trustees who are not
“
interested persons
”
as that term is defined by the
Investment Company Act of 1940, as amended. Modification of the Expense Limitation Agreement requires written agreement signed by each of the parties and approval by the Fund’s Board of Trustees (the
“
Board
”
). The Expense Limitation Agreement shall terminate with respect to the
Fund
upon termination of the
Fund
’s advisory agreement
with the Investment Adviser, or it may be terminated by the Fund, without payment of any penalty, upon written notice to the Investment Adviser at its principal place of business.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Examples
The following Examples show the amount of the expenses that an investor in the Fund would bear on a $1,000 investment in the Fund that is held for the different time periods in the table. In the first table, it is assumed that the $1,000 remains invested over the entire 10-year period. As a result, no EWCs are included in the listed expense amounts.
The second table assumes that the $1,000 investment is tendered and repurchased at the end of each period shown.
As a result, EWCs are imposed on certain of those repurchases.
The Examples assume that all dividends and other distributions are reinvested at NAV and that the percentage amounts listed under Net Annual Expenses in the previous table remain the same in the years shown (except that the Fee
Waivers/Reimbursements only apply for the first year). The tables and the assumption in the Examples of a 5% annual return are required by regulations of the SEC applicable to all investment companies. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund's Common Shares.
For more complete descriptions of certain of the Fund's costs and expenses, see
“
Classes of Shares,
”
“
Sales Charges,
”
and
“
Investment Management and Other Service Providers.
”

Example #1 — No Repurchases	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return.
Class A Common Shares	$37	69	103	199
Class C Common Shares	$18	61	106	233
Class I Common Shares	$10	38	68	154
Class W Common Shares	$10	38	67	151

Example #2 — With Repurchases at Period End	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and the tender and repurchase of the entire investment at the end of each period shown.
Class A Common Shares	$37	69	103	199
Class C Common Shares	$28	61	106	233
Class I Common Shares	$10	38	68	154
Class W Common Shares	$10	38	67	151
The purpose of each table is to assist you in understanding the various costs and expenses that an investor in the
Fund will bear directly or indirectly. See
“
Classes of Shares - Choosing a Share Class.
”
The foregoing Examples should not be considered a representation of future expenses and actual expenses may be greater or less than those shown.

Purpose of Fee Table , Note [Text Block]
This table is intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in the Fund. The cost you pay to invest in the Fund varies depending upon which class of Common
Shares you purchase. In accordance with SEC requirements, the table below shows the expenses of the Fund as a
percentage of the average net assets of the Fund and not as a percentage of gross assets or Managed Assets. By showing expenses as a percentage of the average net assets, expenses are not expressed as a percentage of all of the assets that are invested for the Fund.
Investors investing in the Fund through an intermediary should consult the
Appendix to this Prospectus, which includes information regarding financial intermediary specific sales charges and related discount policies that apply to purchases through certain specified intermediaries.

Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Other Expenses, Note [Text Block]	Other Operating Expenses are estimated amounts for the current fiscal year.
Management Fee not based on Net Assets, Note [Text Block]
Pursuant to the investment management agreement with the Fund, the Investment Adviser is paid a fee of 0.80% of the Fund's Managed Assets. For the description of
“
Managed
Assets,
”
please see
“
Description of the Fund – Investment Adviser/Sub-Adviser
”
earlier in this Prospectus.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE AND POLICIES
Investment Objective
The Fund's investment objective is to provide investors with a high level of monthly income. The investment objective is fundamental and may not be changed without a majority vote of the shareholders of the Fund. See
“
Description of
the Fund – Fundamental and Non-Fundamental Investment Policies of the Fund
”
later in this Prospectus.
Fundamental Policies
1.
Industry Concentration.
The Fund may invest in any industry. The Fund may not invest more than 25% of its total assets, measured at the time of investment, in any single industry.
2.
Borrower Diversification.
The Fund is diversified, as such term is defined in the 1940 Act. A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or other investment companies). The Fund will consider the borrower on a loan, including a loan participation, to be the issuer of such loan. With respect to no more than 25% of its total assets, the Fund may make investments that are not subject to the foregoing restrictions.
These fundamental policies may only be changed with approval by a majority of all shareholders. See
“
Description of
the Fund – Fundamental and Non-Fundamental Investment Policies of the Fund
”
later in this Prospectus.
Investment Policies
The Investment Adviser and Sub-Adviser follow certain investment policies set by the Fund's Board. Some of those policies are set forth below. Please refer to the SAI for additional information on these and other investment policies.
Use of Leverage.
The Fund may borrow money and issue Preferred Shares to the fullest extent permitted by the 1940
Act. See
“
Investment Objective and Policies - Policy on Borrowing
”
and
“
Investment Objective and Policies - Policy on
Issuance of Preferred Shares.
”
Policy on Borrowing
The Fund has a policy of borrowing for investment purposes. The Fund seeks to use proceeds from borrowing to acquire loans and other investments which pay interest at a rate higher than the rate the Fund pays on borrowings. Accordingly, borrowing has the potential to increase the Fund's total income available to holders of its Common Shares. The Fund may also borrow to finance the repurchase of its Common Shares or to meet cash requirements.
The Fund may issue notes, commercial paper, or other evidences of indebtedness and may be required to secure repayment by mortgaging, pledging, or otherwise granting a security interest in the Fund's assets. The terms of any such borrowings will be subject to the provisions of the 1940 Act and they will also be subject to the more restrictive terms of any credit agreements relating to borrowings and, to the extent the Fund seeks a rating for borrowings, to additional guidelines imposed by rating agencies, which are expected to be more restrictive than the provisions of the 1940 Act. The Fund is permitted to borrow an amount up to 33
 1
∕
3
%, or such other percentage permitted by law,
of its total assets (including the amount borrowed) less all liabilities other than borrowings. See
“
Risk Factors and
Special Considerations - Leverage
”
.
Policy on Issuance of Preferred Shares
The Fund has a policy which permits it to issue Preferred Shares for investment purposes. The Fund seeks to use the proceeds from Preferred Shares to acquire loans and other investments which pay interest at a rate higher than the dividends payable on Preferred Shares. The terms of the issuance of Preferred Shares are subject to the 1940 Act and to additional guidelines imposed by rating agencies, which are more restrictive than the provisions of the 1940
Act. Under the 1940 Act, the Fund may issue Preferred Shares so long as immediately after any issuance of Preferred
Shares the value of the Fund's total assets (less all Fund liabilities and indebtedness that is not senior indebtedness)
is at least twice the amount of the Fund's senior indebtedness plus the involuntary liquidation preference of all outstanding
Preferred Shares. See
“
Risk Factors and Special Considerations - Leverage.
”
As of June 5, 2026 the Fund had
no
Preferred Shares outstanding.

Risk Factors [Table Text Block]
Limited Secondary Market for Loans:
Because of the limited secondary market for loans, the Fund, including through its investments in loans directly or indirectly through its investments in securitized credit instruments, may be limited in its ability to sell loans in its portfolio in a timely fashion and/or at a favorable price. Transactions in loans typically settle on a delayed basis and typically take longer than 7 days to settle. As a result the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time. Delay in the receipts of settlement proceeds may impair the ability of the Fund to meet its repurchase obligations and may increase the amounts the Fund may be required to borrow. It may also limit the ability of the Fund to repay debt, pay dividends, or to take advantage of new investment opportunities.
Although the re-sale, or secondary market for loans has grown substantially in recent years, both in overall size and number of market participants, there is no organized exchange or board of trade on which loans are traded. Instead, the secondary market for loans is a private, unregulated inter-dealer or inter-bank re-sale market.
Loans usually trade in large denominations and trades can be infrequent and the market for loans may experience volatility. The market has limited transparency so that information about actual trades may be difficult to obtain. Accordingly, some loans will be relatively illiquid.
In addition, loans may require the consent of the borrower and/or the agent prior to sale or assignment. These consent requirements can delay or impede the Fund’s ability to sell loans and can adversely affect the price that can be obtained.
These considerations may cause the Fund to sell assets at lower prices than it would otherwise consider to meet cash needs or cause the Fund to maintain a greater portion of its assets in cash equivalents than it would otherwise, which could negatively impact performance. The Fund may seek to avoid the necessity of selling assets to meet such needs by the use of borrowings.
From time to time, the occurrence of one or more of the factors described above may create a cascading effect where the market for debt instruments (including the market for loans) first experiences volatility and then decreased liquidity.
Such conditions, or other similar conditions, may then adversely affect the value of loans and other instruments, widening spreads against higher-quality debt instruments, and making it harder to sell loans at prices at which they have historically or recently traded, thereby further reducing liquidity. For example, during the global liquidity crisis in the second half of 2008, the average price of loans in the Morningstar
®
LSTA
®
US Leveraged Loan Index (which includes
loans of the type in which the Fund invests) declined by 32% (which included a decline of 3.06% on a single day).
Additionally, during the recent COVID-19 pandemic, the same index declined by 12.37% in March 2020 (which included a decline of 3.74% on a single day).
Declines in the Fund's share price or other market developments (which may be more severe than these prior declines)
may lead to increased repurchases, which could cause the Fund to have to sell loans and other instruments at disadvantageous prices and inhibit the ability of the Fund to retain its assets in the hope of greater stabilization in the secondary markets.
In addition, these or similar circumstances could cause the Fund to sell its highest quality and most liquid loans and other investments in order to satisfy an initial wave of repurchases while leaving the Fund with a remaining portfolio of lower-quality and less liquid investments. In anticipation of such circumstances, the Fund may also need to maintain a larger portion of its assets in liquid instruments than usual. However, there can be no assurance that the Fund will foresee the need to maintain greater liquidity or that actual efforts to maintain a larger portion of assets in liquid investments would successfully mitigate the foregoing risks.
During its monthly repurchase offers, the Fund is required to maintain a percentage of its portfolio, equal to the value of the repurchase amounts, in securities that can be sold or disposed of at approximately the price at which the Fund has valued the investment, within a period equal to the period between a repurchase request deadline and the repurchase payment deadline, or of assets that mature by the next repurchase payment deadline. The requirement to keep a portion of the portfolio in liquid securities, however, could negatively impact performance.
Liquidity:
If an investment is illiquid, the Fund might be unable to sell the investment at a time when the Fund’s manager might wish to sell, or at all. Many of the Fund’s investments may be illiquid. The term
“
illiquid investments
”
for this
purpose means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, exposing the Fund to the risk that the prices at which it sells illiquid investments will be less than the prices at which they were valued when held by the Fund, which could cause the Fund to lose money. Illiquid investments may become harder to value, especially in changing markets. The prices of illiquid investments may be more volatile than more liquid securities, and the risks associated with illiquid securities may be greater in times of financial stress.
The Fund’s investments in illiquid investments may reduce the returns of the Fund because it may be unable to sell the illiquid investments at an advantageous time or price or possibly require the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations, which could prevent the Fund from taking advantage of other investment opportunities. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.
In such cases, the Fund, due to limitations on investments in illiquid investments and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector.
The risks associated with illiquid instruments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments. It may also be the case that other market participants may be attempting to liquidate fixed income holdings at the same time as the Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure.
Loan Origination:
Some of the loans in which the Fund invests may be loans originated directly by the Fund. The
Fund's investment in or origination of loans may also be limited by the requirements the Fund intends to observe under Subchapter M of the Code in order to qualify as a regulated investment company. The Fund may subsequently offer such investments for sale to third parties; provided, that there is no assurance that the Fund will complete the sale of such an investment. If the Fund is unable to sell, assign or successfully close transactions for the loans that it originates, the Fund will be forced to hold its interest in such loans for an indeterminate period of time. This could result in the Fund's investments having high exposure to certain borrowers. The Fund will be responsible for the expenses associated with originating a loan (whether or not consummated). This may include significant legal and due diligence expenses, which will be indirectly borne by the Fund and Shareholders.
Manager:
The Fund is subject to manager risk because it is an actively managed investment portfolio. The Investment
Adviser, the Sub-Adviser, or each individual portfolio manager will make judgments and apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions will produce the desired results. The Fund’s portfolio may fail to produce the intended results, and the Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.
Market:
The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt instruments. Additionally, legislative, regulatory or tax policies or developments may adversely impact the investment techniques available to a manager, add to costs, and impair the ability of the Fund to achieve its investment objectives.
Market Disruption and Geopolitical:
The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally.
For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Pandemics and other disruptions may also create challenges for real estate markets, including lower occupancy rates, decreased lease payments, defaults, and foreclosures, among other consequences.
Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Military action by Russia in Ukraine, the prolonged conflict between Hamas and Israel, the Iranian conflict that commenced in February 2026, and political upheaval in Venezuela have resulted, and may continue to result, in sanctions, market disruptions, declines in regional and global stock markets, unusual volatility in global commodity markets, and disruptions to energy production or transportation, including through key shipping routes, any of which could adversely affect the value of the Fund's investments, including beyond the Fund's direct exposure to issuers in the affected regions. The escalation or expansion of hostilities, including the involvement of additional nations, could introduce further uncertainty and volatility in global energy, commodity, and financial markets. The extent and duration of these conflicts, related sanctions, and resulting market disruptions are impossible to predict but could be substantial.
A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers. Recent technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence
(
“
AI
”
), may pose risks to the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As AI is used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund. The legal and regulatory frameworks within which
AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.
Mortgage- and/or Asset-Backed Securities:
Defaults on, or low credit quality or liquidity of, the underlying assets of the asset-backed (including mortgage-backed) securities may impair the value of these securities and result in losses.
There may be limitations on the enforceability of any security interest or collateral granted with respect to those underlying assets, and the value of collateral may not satisfy the obligation upon default. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of debt instruments.
Small movements
in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities. The value of longer-term securities generally changes more in response to changes in market interest rates than shorter-term securities. Additionally, asset-backed securities may be
“
subordinated
”
to other interests in the
same pool, and a holder of those
“
subordinated
”
securities would receive payments only after any obligations to other more
“
senior
”
investors have been satisfied.
These securities may be affected significantly by government regulation, market interest rates, market perception of the creditworthiness of an issuer servicer, and loan-to-value ratio of the underlying assets. During an economic downturn, the mortgages, commercial or consumer loans, trade or credit card receivables, installment purchase obligations, leases, or other debt obligations underlying an asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in asset-backed securities that contain sub-prime loans, which are loans made to borrowers with weakened credit histories and often have higher default rates. In addition, certain types of real estate may be adversely affected by changing usage trends, such as office buildings as a result of work-from-home practices and commercial facilities as a result of an increase in online shopping, which could in turn result in defaults and declines in value of mortgage-backed securities secured by such properties.
Operational:
The
Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats, including operational and information security risks that could adversely affect the Fund and its shareholders, despite the efforts of the Fund and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.
Operational failures, cyber-attacks, systems failures, processing errors, or human error may result in losses to the
Fund, impede trading, disrupt portfolio management, or otherwise impair the Fund’s operations.
The use of artificial intelligence (
“
AI
”
), including generative AI, and machine learning could exacerbate operational and information security risks, including through increased automation, reliance on third-party data or models, or the potential for model error, misuse, or data compromise, or result in cybersecurity incidents that implicate personal data.
Information relating to the Fund’s investments is delivered electronically, which can give rise to a number of risks, including, but not limited to, the risks that such communications may not be secure and may contain computer viruses or other defects, may not be accurately replicated on other systems, or may be intercepted, deleted or interfered with, without the knowledge of the sender or the intended recipient.
The
Fund has limited ability to prevent or mitigate cybersecurity or operational incidents affecting third-party service providers, and such incidents may result in financial losses or additional costs to the Fund and its shareholders.
Other Investment Companies:
The main risk of investing in other investment companies, including ETFs, is the risk that the value of an investment company’s underlying investments might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the Fund’s expenses. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.
ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an index. Additional risks of investments in ETFs include that: (i) an active trading market for an
ETF’s shares may not develop or be maintained; or (ii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from an exchange, or the activation of market-wide
“
circuit breakers
”
(which are tied to large decreases in stock prices) halts trading of an ETF’s shares. In addition, shares of ETFs may trade at a premium or discount to net asset value and are subject to secondary market trading risks. Secondary markets may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and authorized participants may step away from making a market in an ETF’s shares, which could cause a material decline in the ETF’s net asset value.
Prepayment and Extension:
Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This risk is heightened in a falling market interest rate environment. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This risk is heightened in a rising market interest rate environment. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Loans typically have a 6-12 month call protection and may be prepaid partially or in full after the call protection period without penalty.
Private Credit:
Private credit investments involve a number of significant risks. Such investments are typically illiquid
,
privately negotiated, are not traded on public markets, and may be subject to contractual transfer restrictions. These investments may be held for extended periods, sometimes several years, and may not be sold at the values assigned by the Fund. Valuations are based on models and assumptions rather than observable market prices and may differ significantly from realized values. Borrowers often provide limited financial and operational information, which can make monitoring and risk assessment difficult.
Generally, little public information exists about private credit issuers, and the Fund is required to rely on the ability of the Sub-Adviser’s investment professionals to obtain adequate information to evaluate the potential returns from investing in these companies. If the Sub-Adviser is unable to uncover all material information about these companies, it may not be able to make a fully informed investment decision, and the Fund may lose money on its investments. In addition, they typically have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns.
Private credit issuers are frequently highly leveraged, often as a result of recapitalization transactions, and may not be rated by nationally recognized credit rating agencies. Private credit issuers may have limited financial resources and may be unable to meet their obligations under their debt securities that the Fund holds, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of the Fund realizing any guarantees it may have obtained in connection with its investment. The Fund’s private credit investments may, from time to time, focus on a particular industry or sector, which could result in outsized exposure to sector-specific risks. Loans may lack financial covenants, reducing early warning protections and increasing default risk. Credit quality can vary significantly based on factors such as total leverage, amount of debt senior to the Fund’s position, variability in the issuer’s cash flows, the size of the issuer, and the quality and coverage of assets securing the debt.
Certain private credit investments may involve direct lending to middle-market or privately held companies. Direct lending investments may expose the Fund to heightened credit, liquidity, and workout risks, including increased reliance on the Sub-Adviser’s underwriting, structuring, and monitoring capabilities. Direct lending borrowers may have limited access to alternative financing sources, which could increase default risk during periods of economic stress, and the
Fund may be required to negotiate restructurings, amendments, or forbearance arrangements, which may be time-consuming and costly and may result in losses.
Certain private credit investments may involve asset-based finance or other asset-backed lending arrangements, where repayment is dependent primarily on the performance, value, or cash flows of underlying collateral or receivables rather than the general creditworthiness of a single borrower. Asset-based finance investments may be subject to risks related to the quality, diversification, servicing, and valuation of the underlying assets, including receivables, inventory, equipment, or other financial or physical assets. Deterioration in collateral performance, servicing disruptions, legal or documentation deficiencies, or declines in collateral values may adversely affect recoveries and result in losses to the Fund.
Because private credit investments are illiquid, the Fund may face challenges meeting periodic repurchase offers under its interval structure without selling assets at unfavorable prices or borrowing. Investors should not expect immediate liquidity. Private credit performance may be adversely affected by rising interest rates, economic downturns, or tightening credit conditions, which can increase defaults and reduce recovery values. In the event of borrower default, enforcement of rights may be costly, time-consuming, and uncertain, particularly in jurisdictions with less developed legal frameworks.
Repurchase Agreements:
In the event that the other party to a repurchase agreement defaults on its obligations, the Fund would generally seek to sell the underlying security serving as collateral for the repurchase agreement. However, the value of collateral may be insufficient to satisfy the counterparty's obligation and/or the Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security, which could result in a loss. In addition, if the Fund is characterized by a court as an unsecured creditor, it would be at risk of losing some or all of the principal and interest involved in the transaction.
Reverse Repurchase Agreements and Dollar Roll Transactions:
Reverse repurchase agreements involve sales of
portfolio securities to another party and an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.
Dollar rolls involve selling securities (
e.g
., mortgage-backed securities or U.S. Treasury securities) and simultaneously entering into a commitment to purchase those or similar securities on a specified future date and price from the same party. Mortgage-dollar rolls and U.S. Treasury rolls are types of dollar rolls. During the roll period, principal and interest paid on the securities is not received but proceeds from the sale can be invested.
Reverse repurchase agreements involve the risks that the interest income earned on the investment of the proceeds will be less than the interest expense and Fund expenses associated with the repurchase agreement, that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase such securities and that the securities may not be returned to the Fund.  If the buyer of securities under a reverse repurchase agreement or dollar rolls files for bankruptcy or becomes insolvent, such a buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the obligation to repurchase the securities and use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.
Reverse repurchase agreements entail many of the same risks as over-the-counter derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected.
If the broker/dealer to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted. There is no assurance that reverse repurchase agreements or dollar rolls can be successfully employed.
Further, the Fund’s investments in reverse repurchase agreements will be treated as
“
derivatives
”
in connection with
the Fund’s compliance with Rule 18f-4. Pursuant to Rule 18f-4, the Fund has adopted and implemented a derivatives risk management program to govern its use of derivatives, and the Fund’s derivatives exposure (including its use of reverse repurchase agreements) is limited through a VaR test. Rule 18f-4 may restrict the Fund’s ability to enter into reverse repurchase agreements and/or increase the costs of such reverse repurchase agreements, which could adversely affect the value of the Fund’s investments and/or the performance of the Fund.
Securities Lending:
To generate additional income, the Fund may lend portfolio securities, on a short- or long-term basis, in an amount up to 33
 1
∕
3
% of the Fund’s total assets, to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Fund could incur losses in connection with the investment of such cash collateral. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially. The Fund intends to engage in lending portfolio securities only when such lending is fully secured by investment grade collateral held by an independent agent.
The Fund seeks to minimize investment risk by limiting the investment of cash collateral to high-quality instruments of short maturity. In the event of a borrower default, the Fund will be protected to the extent the Fund is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities.
The Fund is protected by its securities lending agent, which has agreed to indemnify the Fund from losses resulting from borrower default.
Short-Term Debt Instruments and Cash:
Some of the Senior Loans in which the Fund invests are in the form of revolving credits. In order to permit the Fund to meet its obligations under such loans and to advance additional funds on short notice, the Fund normally maintains unused borrowing capacity that equals or exceeds the total of all unfunded portions of loans in its portfolio. Short-term debt instruments are subject to the risk of the issuer’s inability or unwillingness to meet principal and interest payments on the debt obligation and also may be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer, and general market liquidity.
Because short-term debt instruments pay interest at a fixed-rate, when market interest rates decline, the value of the Fund’s short-term debt instruments can be expected to rise, and when market interest rates rise, the value of short-term debt instruments can be expected to decline.
Special Situations:
A
“
special situation
”
arises when, in a manager’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations investments often involve much greater risk than is inherent in ordinary investments. Investments in special situation companies may not appreciate and the Fund’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.
Tax Qualification:
The Fund intends to elect to be treated as a regulated investment company under the Code and intends each year to qualify and be eligible to be treated as such. If the Fund qualifies as a regulated investment company, it generally will not be subject to U.S. federal income tax on its net investment income or net short-term or long-term capital gains distributed (or deemed distributed) to shareholders, provided that, for each taxable year, the
Fund distributes (or is treated as distributing) to its shareholders an amount equal to or exceeding 90% of its
“
investment
company taxable income
”
as that term is defined in the Code (which includes, among other things, dividends, taxable interest and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses). The Fund intends to distribute all or substantially all of its investment company taxable income and net capital gain each year.
In order for the Fund to qualify as a regulated investment company in any taxable year, the Fund must, among other things, meet certain asset diversification tests and at least 90% of its gross income for such year must be certain types of qualifying income. If the Fund were to fail to meet the income or diversification test described above for any taxable year, the Fund could in some cases cure the failure, including by paying a fund-level tax and, in the case of a diversification test failure, disposing of certain assets. If the Fund were ineligible to cure, or otherwise did not cure, such failure for any year, or were otherwise to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, it would be subject to U.S. federal income tax, thereby subjecting any income earned by the Fund to tax at the Fund level and, when such income is distributed, to a further tax as dividends at the shareholder level to the extent of the Fund's current or accumulated earnings and profits.
Some of the income and gain the Fund may recognize (such as income and gain from real estate assets received upon foreclosure of a loan held by the Fund) generally does not constitute qualifying income, and whether certain other income and gain that the Fund may recognize constitutes qualifying income is not certain. The Fund's investments therefore may be limited by the Fund's intention to qualify as a regulated investment company and may bear on the
Fund's ability to so qualify.
The Fund may hold certain investments that do not give rise to qualifying income through one or more wholly owned subsidiaries treated as corporations for U.S. federal income tax purposes. Such subsidiaries will be required to pay
U.S. federal income tax on their earnings, which ultimately will reduce the yield on such investments. Depending on the assets held by the subsidiary and other considerations, a subsidiary may qualify and elect to be treated as a real estate investment trust for U.S. federal income tax purposes, in which case such subsidiary generally would not be subject to U.S. federal income tax to the extent such subsidiary timely distributes all its income and gains. The Fund may not invest more than 25% of its total assets in (i) any one subsidiary or (ii) two or more subsidiaries that are treated as being in the same, similar or related trades or businesses for purposes of the diversification tests applicable to regulated investment companies.
Temporary Defensive Positions:
When market conditions make it advisable, the Fund may hold a portion of its assets in cash and short-term interest bearing instruments. Moreover, in periods when, in the opinion of the manager, a temporary defensive position is appropriate, up to 100% of the Fund’s assets may be held in cash, short-term interest bearing instruments and/or any other securities the manager considers consistent with a temporary defensive position.
The Fund may not achieve its investment objective when pursuing a temporary defensive position.
Unsecured Debt Instruments and Subordinated Loans:
Unsecured loans and subordinated loans share the same
credit risks as those discussed under
“
Risk Factors and Special Considerations - Credit (Loans)
”
except that unsecured
loans are not secured by any collateral of the borrower and subordinated loans are not the most senior debt in a borrower’s capital structure. Unsecured loans do not enjoy the security associated with collateralization and may pose a greater risk of nonpayment of interest or loss of principal than do secured loans. The primary additional risk in a subordinated loan is the potential loss in the event of default by the issuer of the loan. Subordinated loans in an insolvency bear an increased share, relative to senior secured lenders, of the ultimate risk that the borrower’s assets are insufficient to meet its obligations to its creditors.
Valuation of Loans:
The Fund values its assets every day the New York Stock Exchange is open for regular trading.
However, because the secondary market for floating rate loans is limited, it may be difficult to value loans, exposing the Fund to the risk that the price at which it sells loans will be less than the price at which they were valued when held by the Fund. Reliable market value quotations may not be readily available for some loans, and determining the fair valuation of such loans may require more research than for securities that trade in a more active secondary market.
In addition, elements of judgment may play a greater role in the valuation of loans than for securities that trade in a more developed secondary market because there is less reliable, objective market value data available. If the Fund purchases a relatively large portion of a loan, the limitations of the secondary market may inhibit the Fund from selling a portion of the loan and reducing its exposure to a borrower when the manager deems it advisable to do so. Even if the Fund itself does not own a relatively large portion of a particular loan, the Fund, in combination with other similar accounts under management by the same portfolio managers, may own large portions of loans. The aggregate amount of holdings could create similar risks if and when the portfolio managers decide to sell those loans. These risks could include, for example, the risk that the sale of an initial portion of the loan could be at a price lower than the price at which the loan was valued by the Fund, the risk that the initial sale could adversely impact the price at which additional portions of the loan are sold, and the risk that the foregoing events could warrant a reduced valuation being assigned to the remaining portion of the loan still owned by the Fund.
When-Issued, Delayed Delivery, and Forward Commitment Transactions:
When-issued, delayed delivery, and forward
commitment transactions involve the risk that the security the Fund buys will lose value prior to its delivery. These transactions may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]
Status of Shares
The following table sets forth information about the Fund's outstanding Common Shares as of June 5, 2026:

Title of Class	Number Authorized	Number Held By the Fund or for its Own Account	Number Outstanding
Class A Common Shares	Unlimited	0	8,690,827.28
Class C Common Shares	Unlimited	0	190,950.57
Class I Common Shares	Unlimited	0	518,686.57
Class W Common Shares	Unlimited	0	255,974.57

Liquidity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity:
If an investment is illiquid, the Fund might be unable to sell the investment at a time when the Fund’s manager might wish to sell, or at all. Many of the Fund’s investments may be illiquid. The term
“
illiquid investments
”
for this
purpose means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, exposing the Fund to the risk that the prices at which it sells illiquid investments will be less than the prices at which they were valued when held by the Fund, which could cause the Fund to lose money. Illiquid investments may become harder to value, especially in changing markets. The prices of illiquid investments may be more volatile than more liquid securities, and the risks associated with illiquid securities may be greater in times of financial stress.
The Fund’s investments in illiquid investments may reduce the returns of the Fund because it may be unable to sell the illiquid investments at an advantageous time or price or possibly require the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations, which could prevent the Fund from taking advantage of other investment opportunities. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.
In such cases, the Fund, due to limitations on investments in illiquid investments and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector.
The risks associated with illiquid instruments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments. It may also be the case that other market participants may be attempting to liquidate fixed income holdings at the same time as the Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure.

Market [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market:
The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt instruments. Additionally, legislative, regulatory or tax policies or developments may adversely impact the investment techniques available to a manager, add to costs, and impair the ability of the Fund to achieve its investment objectives.

Market Disruption And Geopolitical [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruption and Geopolitical:
The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally.
For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Pandemics and other disruptions may also create challenges for real estate markets, including lower occupancy rates, decreased lease payments, defaults, and foreclosures, among other consequences.
Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Military action by Russia in Ukraine, the prolonged conflict between Hamas and Israel, the Iranian conflict that commenced in February 2026, and political upheaval in Venezuela have resulted, and may continue to result, in sanctions, market disruptions, declines in regional and global stock markets, unusual volatility in global commodity markets, and disruptions to energy production or transportation, including through key shipping routes, any of which could adversely affect the value of the Fund's investments, including beyond the Fund's direct exposure to issuers in the affected regions. The escalation or expansion of hostilities, including the involvement of additional nations, could introduce further uncertainty and volatility in global energy, commodity, and financial markets. The extent and duration of these conflicts, related sanctions, and resulting market disruptions are impossible to predict but could be substantial.
A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers. Recent technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence
(
“
AI
”
), may pose risks to the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As AI is used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund. The legal and regulatory frameworks within which
AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

Prepayment and Extension [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prepayment and Extension:
Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This risk is heightened in a falling market interest rate environment. Prepayment may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This risk is heightened in a rising market interest rate environment. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Fund may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Loans typically have a 6-12 month call protection and may be prepaid partially or in full after the call protection period without penalty.

Securities Lending [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Securities Lending:
To generate additional income, the Fund may lend portfolio securities, on a short- or long-term basis, in an amount up to 33
 1
∕
3
% of the Fund’s total assets, to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Fund could incur losses in connection with the investment of such cash collateral. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially. The Fund intends to engage in lending portfolio securities only when such lending is fully secured by investment grade collateral held by an independent agent.
The Fund seeks to minimize investment risk by limiting the investment of cash collateral to high-quality instruments of short maturity. In the event of a borrower default, the Fund will be protected to the extent the Fund is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities.
The Fund is protected by its securities lending agent, which has agreed to indemnify the Fund from losses resulting from borrower default.

Special Situations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Special Situations:
A
“
special situation
”
arises when, in a manager’s opinion, securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to the company. Special situations investments often involve much greater risk than is inherent in ordinary investments. Investments in special situation companies may not appreciate and the Fund’s performance could suffer if an anticipated development does not occur or does not produce the anticipated result.

Temporary Defensive Positions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Temporary Defensive Positions:
When market conditions make it advisable, the Fund may hold a portion of its assets in cash and short-term interest bearing instruments. Moreover, in periods when, in the opinion of the manager, a temporary defensive position is appropriate, up to 100% of the Fund’s assets may be held in cash, short-term interest bearing instruments and/or any other securities the manager considers consistent with a temporary defensive position.
The Fund may not achieve its investment objective when pursuing a temporary defensive position.

Valuation of Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation of Loans:
The Fund values its assets every day the New York Stock Exchange is open for regular trading.
However, because the secondary market for floating rate loans is limited, it may be difficult to value loans, exposing the Fund to the risk that the price at which it sells loans will be less than the price at which they were valued when held by the Fund. Reliable market value quotations may not be readily available for some loans, and determining the fair valuation of such loans may require more research than for securities that trade in a more active secondary market.
In addition, elements of judgment may play a greater role in the valuation of loans than for securities that trade in a more developed secondary market because there is less reliable, objective market value data available. If the Fund purchases a relatively large portion of a loan, the limitations of the secondary market may inhibit the Fund from selling a portion of the loan and reducing its exposure to a borrower when the manager deems it advisable to do so. Even if the Fund itself does not own a relatively large portion of a particular loan, the Fund, in combination with other similar accounts under management by the same portfolio managers, may own large portions of loans. The aggregate amount of holdings could create similar risks if and when the portfolio managers decide to sell those loans. These risks could include, for example, the risk that the sale of an initial portion of the loan could be at a price lower than the price at which the loan was valued by the Fund, the risk that the initial sale could adversely impact the price at which additional portions of the loan are sold, and the risk that the foregoing events could warrant a reduced valuation being assigned to the remaining portion of the loan still owned by the Fund.

When Issued Delayed Delivery And Forward Commitment Transactions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
When-Issued, Delayed Delivery, and Forward Commitment Transactions:
When-issued, delayed delivery, and forward
commitment transactions involve the risk that the security the Fund buys will lose value prior to its delivery. These transactions may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Limited Secondary Market for Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limited Secondary Market for Loans:
Because of the limited secondary market for loans, the Fund, including through its investments in loans directly or indirectly through its investments in securitized credit instruments, may be limited in its ability to sell loans in its portfolio in a timely fashion and/or at a favorable price. Transactions in loans typically settle on a delayed basis and typically take longer than 7 days to settle. As a result the Fund may not receive the proceeds from a sale of a floating rate loan for a significant period of time. Delay in the receipts of settlement proceeds may impair the ability of the Fund to meet its repurchase obligations and may increase the amounts the Fund may be required to borrow. It may also limit the ability of the Fund to repay debt, pay dividends, or to take advantage of new investment opportunities.
Although the re-sale, or secondary market for loans has grown substantially in recent years, both in overall size and number of market participants, there is no organized exchange or board of trade on which loans are traded. Instead, the secondary market for loans is a private, unregulated inter-dealer or inter-bank re-sale market.
Loans usually trade in large denominations and trades can be infrequent and the market for loans may experience volatility. The market has limited transparency so that information about actual trades may be difficult to obtain. Accordingly, some loans will be relatively illiquid.
In addition, loans may require the consent of the borrower and/or the agent prior to sale or assignment. These consent requirements can delay or impede the Fund’s ability to sell loans and can adversely affect the price that can be obtained.
These considerations may cause the Fund to sell assets at lower prices than it would otherwise consider to meet cash needs or cause the Fund to maintain a greater portion of its assets in cash equivalents than it would otherwise, which could negatively impact performance. The Fund may seek to avoid the necessity of selling assets to meet such needs by the use of borrowings.
From time to time, the occurrence of one or more of the factors described above may create a cascading effect where the market for debt instruments (including the market for loans) first experiences volatility and then decreased liquidity.
Such conditions, or other similar conditions, may then adversely affect the value of loans and other instruments, widening spreads against higher-quality debt instruments, and making it harder to sell loans at prices at which they have historically or recently traded, thereby further reducing liquidity. For example, during the global liquidity crisis in the second half of 2008, the average price of loans in the Morningstar
®
LSTA
®
US Leveraged Loan Index (which includes
loans of the type in which the Fund invests) declined by 32% (which included a decline of 3.06% on a single day).
Additionally, during the recent COVID-19 pandemic, the same index declined by 12.37% in March 2020 (which included a decline of 3.74% on a single day).
Declines in the Fund's share price or other market developments (which may be more severe than these prior declines)
may lead to increased repurchases, which could cause the Fund to have to sell loans and other instruments at disadvantageous prices and inhibit the ability of the Fund to retain its assets in the hope of greater stabilization in the secondary markets.
In addition, these or similar circumstances could cause the Fund to sell its highest quality and most liquid loans and other investments in order to satisfy an initial wave of repurchases while leaving the Fund with a remaining portfolio of lower-quality and less liquid investments. In anticipation of such circumstances, the Fund may also need to maintain a larger portion of its assets in liquid instruments than usual. However, there can be no assurance that the Fund will foresee the need to maintain greater liquidity or that actual efforts to maintain a larger portion of assets in liquid investments would successfully mitigate the foregoing risks.
During its monthly repurchase offers, the Fund is required to maintain a percentage of its portfolio, equal to the value of the repurchase amounts, in securities that can be sold or disposed of at approximately the price at which the Fund has valued the investment, within a period equal to the period between a repurchase request deadline and the repurchase payment deadline, or of assets that mature by the next repurchase payment deadline. The requirement to keep a portion of the portfolio in liquid securities, however, could negatively impact performance.

Operational [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Operational:
The
Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats, including operational and information security risks that could adversely affect the Fund and its shareholders, despite the efforts of the Fund and its service providers to adopt technologies, processes, and practices intended to mitigate these risks.
Operational failures, cyber-attacks, systems failures, processing errors, or human error may result in losses to the
Fund, impede trading, disrupt portfolio management, or otherwise impair the Fund’s operations.
The use of artificial intelligence (
“
AI
”
), including generative AI, and machine learning could exacerbate operational and information security risks, including through increased automation, reliance on third-party data or models, or the potential for model error, misuse, or data compromise, or result in cybersecurity incidents that implicate personal data.
Information relating to the Fund’s investments is delivered electronically, which can give rise to a number of risks, including, but not limited to, the risks that such communications may not be secure and may contain computer viruses or other defects, may not be accurately replicated on other systems, or may be intercepted, deleted or interfered with, without the knowledge of the sender or the intended recipient.
The
Fund has limited ability to prevent or mitigate cybersecurity or operational incidents affecting third-party service providers, and such incidents may result in financial losses or additional costs to the Fund and its shareholders.

Unsecured Debt Instruments and Subordinated Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Unsecured Debt Instruments and Subordinated Loans:
Unsecured loans and subordinated loans share the same
credit risks as those discussed under
“
Risk Factors and Special Considerations - Credit (Loans)
”
except that unsecured
loans are not secured by any collateral of the borrower and subordinated loans are not the most senior debt in a borrower’s capital structure. Unsecured loans do not enjoy the security associated with collateralization and may pose a greater risk of nonpayment of interest or loss of principal than do secured loans. The primary additional risk in a subordinated loan is the potential loss in the event of default by the issuer of the loan. Subordinated loans in an insolvency bear an increased share, relative to senior secured lenders, of the ultimate risk that the borrower’s assets are insufficient to meet its obligations to its creditors.

Mortgage- and/or Asset-Backed Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mortgage- and/or Asset-Backed Securities:
Defaults on, or low credit quality or liquidity of, the underlying assets of the asset-backed (including mortgage-backed) securities may impair the value of these securities and result in losses.
There may be limitations on the enforceability of any security interest or collateral granted with respect to those underlying assets, and the value of collateral may not satisfy the obligation upon default. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of debt instruments.
Small movements
in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities. The value of longer-term securities generally changes more in response to changes in market interest rates than shorter-term securities. Additionally, asset-backed securities may be
“
subordinated
”
to other interests in the
same pool, and a holder of those
“
subordinated
”
securities would receive payments only after any obligations to other more
“
senior
”
investors have been satisfied.
These securities may be affected significantly by government regulation, market interest rates, market perception of the creditworthiness of an issuer servicer, and loan-to-value ratio of the underlying assets. During an economic downturn, the mortgages, commercial or consumer loans, trade or credit card receivables, installment purchase obligations, leases, or other debt obligations underlying an asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in asset-backed securities that contain sub-prime loans, which are loans made to borrowers with weakened credit histories and often have higher default rates. In addition, certain types of real estate may be adversely affected by changing usage trends, such as office buildings as a result of work-from-home practices and commercial facilities as a result of an increase in online shopping, which could in turn result in defaults and declines in value of mortgage-backed securities secured by such properties.

Short-Term Debt Instruments and Cash [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Short-Term Debt Instruments and Cash:
Some of the Senior Loans in which the Fund invests are in the form of revolving credits. In order to permit the Fund to meet its obligations under such loans and to advance additional funds on short notice, the Fund normally maintains unused borrowing capacity that equals or exceeds the total of all unfunded portions of loans in its portfolio. Short-term debt instruments are subject to the risk of the issuer’s inability or unwillingness to meet principal and interest payments on the debt obligation and also may be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer, and general market liquidity.
Because short-term debt instruments pay interest at a fixed-rate, when market interest rates decline, the value of the Fund’s short-term debt instruments can be expected to rise, and when market interest rates rise, the value of short-term debt instruments can be expected to decline.

Manager [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Manager:
The Fund is subject to manager risk because it is an actively managed investment portfolio. The Investment
Adviser, the Sub-Adviser, or each individual portfolio manager will make judgments and apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions will produce the desired results. The Fund’s portfolio may fail to produce the intended results, and the Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

Repurchase Agreement [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Agreements:
In the event that the other party to a repurchase agreement defaults on its obligations, the Fund would generally seek to sell the underlying security serving as collateral for the repurchase agreement. However, the value of collateral may be insufficient to satisfy the counterparty's obligation and/or the Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security, which could result in a loss. In addition, if the Fund is characterized by a court as an unsecured creditor, it would be at risk of losing some or all of the principal and interest involved in the transaction.

Tax Qualification [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Qualification:
The Fund intends to elect to be treated as a regulated investment company under the Code and intends each year to qualify and be eligible to be treated as such. If the Fund qualifies as a regulated investment company, it generally will not be subject to U.S. federal income tax on its net investment income or net short-term or long-term capital gains distributed (or deemed distributed) to shareholders, provided that, for each taxable year, the
Fund distributes (or is treated as distributing) to its shareholders an amount equal to or exceeding 90% of its
“
investment
company taxable income
”
as that term is defined in the Code (which includes, among other things, dividends, taxable interest and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses). The Fund intends to distribute all or substantially all of its investment company taxable income and net capital gain each year.
In order for the Fund to qualify as a regulated investment company in any taxable year, the Fund must, among other things, meet certain asset diversification tests and at least 90% of its gross income for such year must be certain types of qualifying income. If the Fund were to fail to meet the income or diversification test described above for any taxable year, the Fund could in some cases cure the failure, including by paying a fund-level tax and, in the case of a diversification test failure, disposing of certain assets. If the Fund were ineligible to cure, or otherwise did not cure, such failure for any year, or were otherwise to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, it would be subject to U.S. federal income tax, thereby subjecting any income earned by the Fund to tax at the Fund level and, when such income is distributed, to a further tax as dividends at the shareholder level to the extent of the Fund's current or accumulated earnings and profits.
Some of the income and gain the Fund may recognize (such as income and gain from real estate assets received upon foreclosure of a loan held by the Fund) generally does not constitute qualifying income, and whether certain other income and gain that the Fund may recognize constitutes qualifying income is not certain. The Fund's investments therefore may be limited by the Fund's intention to qualify as a regulated investment company and may bear on the
Fund's ability to so qualify.
The Fund may hold certain investments that do not give rise to qualifying income through one or more wholly owned subsidiaries treated as corporations for U.S. federal income tax purposes. Such subsidiaries will be required to pay
U.S. federal income tax on their earnings, which ultimately will reduce the yield on such investments. Depending on the assets held by the subsidiary and other considerations, a subsidiary may qualify and elect to be treated as a real estate investment trust for U.S. federal income tax purposes, in which case such subsidiary generally would not be subject to U.S. federal income tax to the extent such subsidiary timely distributes all its income and gains. The Fund may not invest more than 25% of its total assets in (i) any one subsidiary or (ii) two or more subsidiaries that are treated as being in the same, similar or related trades or businesses for purposes of the diversification tests applicable to regulated investment companies.

Loan Origination [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Loan Origination:
Some of the loans in which the Fund invests may be loans originated directly by the Fund. The
Fund's investment in or origination of loans may also be limited by the requirements the Fund intends to observe under Subchapter M of the Code in order to qualify as a regulated investment company. The Fund may subsequently offer such investments for sale to third parties; provided, that there is no assurance that the Fund will complete the sale of such an investment. If the Fund is unable to sell, assign or successfully close transactions for the loans that it originates, the Fund will be forced to hold its interest in such loans for an indeterminate period of time. This could result in the Fund's investments having high exposure to certain borrowers. The Fund will be responsible for the expenses associated with originating a loan (whether or not consummated). This may include significant legal and due diligence expenses, which will be indirectly borne by the Fund and Shareholders.

Private Credit [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Private Credit:
Private credit investments involve a number of significant risks. Such investments are typically illiquid
,
privately negotiated, are not traded on public markets, and may be subject to contractual transfer restrictions. These investments may be held for extended periods, sometimes several years, and may not be sold at the values assigned by the Fund. Valuations are based on models and assumptions rather than observable market prices and may differ significantly from realized values. Borrowers often provide limited financial and operational information, which can make monitoring and risk assessment difficult.
Generally, little public information exists about private credit issuers, and the Fund is required to rely on the ability of the Sub-Adviser’s investment professionals to obtain adequate information to evaluate the potential returns from investing in these companies. If the Sub-Adviser is unable to uncover all material information about these companies, it may not be able to make a fully informed investment decision, and the Fund may lose money on its investments. In addition, they typically have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns.
Private credit issuers are frequently highly leveraged, often as a result of recapitalization transactions, and may not be rated by nationally recognized credit rating agencies. Private credit issuers may have limited financial resources and may be unable to meet their obligations under their debt securities that the Fund holds, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of the Fund realizing any guarantees it may have obtained in connection with its investment. The Fund’s private credit investments may, from time to time, focus on a particular industry or sector, which could result in outsized exposure to sector-specific risks. Loans may lack financial covenants, reducing early warning protections and increasing default risk. Credit quality can vary significantly based on factors such as total leverage, amount of debt senior to the Fund’s position, variability in the issuer’s cash flows, the size of the issuer, and the quality and coverage of assets securing the debt.
Certain private credit investments may involve direct lending to middle-market or privately held companies. Direct lending investments may expose the Fund to heightened credit, liquidity, and workout risks, including increased reliance on the Sub-Adviser’s underwriting, structuring, and monitoring capabilities. Direct lending borrowers may have limited access to alternative financing sources, which could increase default risk during periods of economic stress, and the
Fund may be required to negotiate restructurings, amendments, or forbearance arrangements, which may be time-consuming and costly and may result in losses.
Certain private credit investments may involve asset-based finance or other asset-backed lending arrangements, where repayment is dependent primarily on the performance, value, or cash flows of underlying collateral or receivables rather than the general creditworthiness of a single borrower. Asset-based finance investments may be subject to risks related to the quality, diversification, servicing, and valuation of the underlying assets, including receivables, inventory, equipment, or other financial or physical assets. Deterioration in collateral performance, servicing disruptions, legal or documentation deficiencies, or declines in collateral values may adversely affect recoveries and result in losses to the Fund.
Because private credit investments are illiquid, the Fund may face challenges meeting periodic repurchase offers under its interval structure without selling assets at unfavorable prices or borrowing. Investors should not expect immediate liquidity. Private credit performance may be adversely affected by rising interest rates, economic downturns, or tightening credit conditions, which can increase defaults and reduce recovery values. In the event of borrower default, enforcement of rights may be costly, time-consuming, and uncertain, particularly in jurisdictions with less developed legal frameworks.

Reverse Repurchase Agreements and Dollar Roll Transactions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reverse Repurchase Agreements and Dollar Roll Transactions:
Reverse repurchase agreements involve sales of
portfolio securities to another party and an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.
Dollar rolls involve selling securities (
e.g
., mortgage-backed securities or U.S. Treasury securities) and simultaneously entering into a commitment to purchase those or similar securities on a specified future date and price from the same party. Mortgage-dollar rolls and U.S. Treasury rolls are types of dollar rolls. During the roll period, principal and interest paid on the securities is not received but proceeds from the sale can be invested.
Reverse repurchase agreements involve the risks that the interest income earned on the investment of the proceeds will be less than the interest expense and Fund expenses associated with the repurchase agreement, that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase such securities and that the securities may not be returned to the Fund.  If the buyer of securities under a reverse repurchase agreement or dollar rolls files for bankruptcy or becomes insolvent, such a buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the obligation to repurchase the securities and use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.
Reverse repurchase agreements entail many of the same risks as over-the-counter derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected.
If the broker/dealer to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted. There is no assurance that reverse repurchase agreements or dollar rolls can be successfully employed.
Further, the Fund’s investments in reverse repurchase agreements will be treated as
“
derivatives
”
in connection with
the Fund’s compliance with Rule 18f-4. Pursuant to Rule 18f-4, the Fund has adopted and implemented a derivatives risk management program to govern its use of derivatives, and the Fund’s derivatives exposure (including its use of reverse repurchase agreements) is limited through a VaR test. Rule 18f-4 may restrict the Fund’s ability to enter into reverse repurchase agreements and/or increase the costs of such reverse repurchase agreements, which could adversely affect the value of the Fund’s investments and/or the performance of the Fund.

Others Investment Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Investment Companies:
The main risk of investing in other investment companies, including ETFs, is the risk that the value of an investment company’s underlying investments might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the Fund’s expenses. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.
ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an index. Additional risks of investments in ETFs include that: (i) an active trading market for an
ETF’s shares may not develop or be maintained; or (ii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from an exchange, or the activation of market-wide
“
circuit breakers
”
(which are tied to large decreases in stock prices) halts trading of an ETF’s shares. In addition, shares of ETFs may trade at a premium or discount to net asset value and are subject to secondary market trading risks. Secondary markets may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and authorized participants may step away from making a market in an ETF’s shares, which could cause a material decline in the ETF’s net asset value.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	7337 E Doubletree Ranch Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85258
Contact Personnel Name	Huey P. Falgout, Jr.
Class A Common Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	2.50%	[1],[2],[3]
Dividend Reinvestment and Cash Purchase Fees	$ 0	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%	[1],[2]
Other Transaction Expense 2 [Percent]	0.00%	[1]
Management Fees [Percent]	0.80%	[1],[4]
Distribution/Servicing Fees [Percent]	0.00%	[1],[5]
Loan Servicing Fees [Percent]	0.25%	[1]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.47%	[1],[6]
Total Annual Expenses [Percent]	1.52%	[1]
Waivers and Reimbursements of Fees [Percent]	(0.27%)	[1],[7]
Net Expense over Assets [Percent]	1.25%	[1]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class A Common Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	8,690,827.28
Class C Common Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1],[3]
Dividend Reinvestment and Cash Purchase Fees	$ 0	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	1.00%	[1],[8]
Other Transaction Expense 2 [Percent]	0.00%	[1]
Management Fees [Percent]	0.80%	[1],[4]
Distribution/Servicing Fees [Percent]	0.50%	[1],[5]
Loan Servicing Fees [Percent]	0.25%	[1]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.47%	[1],[6]
Total Annual Expenses [Percent]	2.02%	[1]
Waivers and Reimbursements of Fees [Percent]	(0.27%)	[1],[7]
Net Expense over Assets [Percent]	1.75%	[1]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class C Common Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	190,950.57
Class I Common Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1],[3]
Dividend Reinvestment and Cash Purchase Fees	$ 0	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%	[1]
Other Transaction Expense 2 [Percent]	0.00%	[1]
Management Fees [Percent]	0.80%	[1],[4]
Distribution/Servicing Fees [Percent]	0.00%	[1],[5]
Loan Servicing Fees [Percent]	0.00%	[1]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.50%	[1],[6]
Total Annual Expenses [Percent]	1.30%	[1]
Waivers and Reimbursements of Fees [Percent]	(0.30%)	[1],[7]
Net Expense over Assets [Percent]	1.00%	[1]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class I Common Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	518,686.57
Class W Common Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1],[3]
Dividend Reinvestment and Cash Purchase Fees	$ 0	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%	[1]
Other Transaction Expense 2 [Percent]	0.00%	[1]
Management Fees [Percent]	0.80%	[1],[4]
Distribution/Servicing Fees [Percent]	0.00%	[1],[5]
Loan Servicing Fees [Percent]	0.00%	[1]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.47%	[1],[6]
Total Annual Expenses [Percent]	1.27%	[1]
Waivers and Reimbursements of Fees [Percent]	(0.27%)	[1],[7]
Net Expense over Assets [Percent]	1.00%	[1]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class W Common Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	255,974.57
Class A Common Shares No Repurchases [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 37
Expense Example, Years 1 to 3	69
Expense Example, Years 1 to 5	103
Expense Example, Years 1 to 10	199
Class C Common Shares No Repurchases [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	18
Expense Example, Years 1 to 3	61
Expense Example, Years 1 to 5	106
Expense Example, Years 1 to 10	233
Class I Common Shares No Repurchases [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	10
Expense Example, Years 1 to 3	38
Expense Example, Years 1 to 5	68
Expense Example, Years 1 to 10	154
Class W Common Shares No Repurchases [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	10
Expense Example, Years 1 to 3	38
Expense Example, Years 1 to 5	67
Expense Example, Years 1 to 10	151
Class A Common Shares With Repurchases At Period End [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	37
Expense Example, Years 1 to 3	69
Expense Example, Years 1 to 5	103
Expense Example, Years 1 to 10	199
Class C Common Shares With Repurchases At Period End [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	28
Expense Example, Years 1 to 3	61
Expense Example, Years 1 to 5	106
Expense Example, Years 1 to 10	233
Class I Common Shares With Repurchases At Period End [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	10
Expense Example, Years 1 to 3	38
Expense Example, Years 1 to 5	68
Expense Example, Years 1 to 10	$ 154
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Liquidation Rights [Text Block]
In the event
of any voluntary or involuntary liquidation, dissolution, or winding up of the affairs of the Fund, holders of Preferred
Shares would be entitled to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus accumulated and unpaid dividends thereon, whether or not earned or declared) before any distribution of assets is made to holders of Common Shares.

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of average net assets attributable to Common Shares
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]	Each Common Share of the Fund has one vote and shares equally in dividends and distributions, when and if, declared by the Fund, and in the Fund's net assets upon liquidation.
Security Liquidation Rights [Text Block]	All Common Shares have equal rights to the payment of dividends and the distribution of assets upon liquidation.
Security Preemptive and Other Rights [Text Block]	There are no preemptive or conversion rights applicable to any of the Common Shares.
Class W Common Shares With Repurchases At Period End [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 10
Expense Example, Years 1 to 3	38
Expense Example, Years 1 to 5	67
Expense Example, Years 1 to 10	$ 151

[1]	Expense information has been restated to reflect current contractual rates.
[2]	Reduced for purchases of $100,000 and over for Class A Common Shares, please see “Sales Charges.”
[3]	The Distributor will pay a dealer reallowance for Class A Common Shares from the sales charge. The Distributor will pay a sales commission for Class C Common Shares to authorized dealers from its own assets.
[4]	Pursuant to the investment management agreement with the Fund, the Investment Adviser is paid a fee of 0.80% of the Fund's Managed Assets. For the description of “Managed Assets,” please see “Description of the Fund – Investment Adviser/Sub-Adviser” earlier in this Prospectus.
[5]	Because the distribution fees payable by Class C Common Shares may be considered an asset-based sales charge, long-term shareholders in that class of the Fund may pay more than the economic equivalent of the maximum front-end sales charges permitted by the Financial Industry Regulatory Authority.
[6]	Other Operating Expenses are estimated amounts for the current fiscal year.
[7]	The Investment Adviser is contractually obligated to limit expenses of the Fund through July 1, 2027 (the “Expense Limitation Agreement”) to the following: Class A Common Shares – 1.25%; Class C Common Shares – 1.75%; Class I Common Shares - 1.00%; and Class W Common Shares - 1.00% of average daily net assets. The limitation does not extend to interest, taxes, other investment-related costs, leverage expenses, extraordinary expenses such as litigation or other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the Trustees who are not “interested persons” as that term is defined by the Investment Company Act of 1940, as amended. Modification of the Expense Limitation Agreement requires written agreement signed by each of the parties and approval by the Fund’s Board of Trustees (the “Board”). The Expense Limitation Agreement shall terminate with respect to the Fund upon termination of the Fund’s advisory agreement with the Investment Adviser, or it may be terminated by the Fund, without payment of any penalty, upon written notice to the Investment Adviser at its principal place of business.
[8]	There is no front-end sales charge if you purchase Class A Common Shares in the amount of $500,000 or more. Class A Common Shares purchased in an amount of $500,000 or more are subject to a 1.00% EWC if repurchased by the Fund within 12 months of purchase. Class C Common Shares repurchased by the Fund within the first year after purchase will incur a 1.00% EWC. See “Sales Charges - Early Withdrawal Charge.” No EWC will be charged on repurchases that are due to the closing of shareholder accounts having a value of less than $1,000.